Financial Instruments Per Category - Summary of Carrying Amount of Convertible Notes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [abstract]
Carrying amount	$ 324,395	$ 323,528
Includes: Cumulative fair value changes on Convertible Notes attributable to changes in credit risk, recognized in the fair value reserve		72,656
Amount the Company is contractually obligated to pay to holders of the Convertible Notes at maturity	546,842	546,842
Difference between carrying amount and the amount the Company is contractually obligated to pay to holders of Convertible Notes at maturity	$ (222,447)	$ (223,314)